Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

April 17, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust (File Nos. 333-91278 and 811-21128) (the “Registrant”),

with respect to the funds listed in Schedule A (each a “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing on behalf of each Fund are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated April 1, 2020 to the summary prospectus and prospectus of the Fund.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

Schedule A

Fund
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Dividend Strategy Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Mid Cap Portfolio
ClearBridge Variable Small Cap Growth Portfolio
QS Variable Conservative Growth
QS Variable Growth
QS Variable Moderate Growth
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio